Income Taxes Expense - Current and deferred portion of income tax expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current and deferred portion of income tax expenses
Income tax expense	$ 7,087	$ 1,714	$ 220